Equity and Cost Investments (Equity and Cost Investments) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Equity and Cost Investments [Abstract]
Equity method investments	$ 393.9	$ 334.4
Cost method investments	66.0	37.9
Total	$ 459.9	$ 372.3